Financial risk management and impairment of financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management and impairment of financial assets
Schedule of liquidity risk

		Between 2 and	After more than
	Within 1 year	5 years	5 years	Total
2021	£ 000	£ 000	£ 000	£ 000
Trade and other payables	40,227	5,975	—	46,202
Lease liabilities	362	1,343	237	1,942
Convertible senior secured notes	—	112,799	—	112,799
	40,589	120,117	237	160,943

2020
Trade and other payables	2,401	—	—	2,401
Lease liabilities	175	700	397	1,272
Other borrowings	6,309	—	—	6,309
	8,885	700	397	9,982